Fair Value Measurements (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Redeemable convertible preferred stock warrant liability	$ 0	$ 15,797	$ 4,028
Derivative liabilities	2,325
U.S. government agencies [Member]
Assets:
Available for sale securities	105,542
Corporate debt securities [Member]
Assets:
Available for sale securities	80,962
Fair Value, Measurements, Recurring [Member]
Assets:
Money market funds	285,079
Derivative assets	5,313	316
Total	476,896
Liabilities:
Redeemable convertible preferred stock warrant liability		15,797	4,028
Derivative liabilities	2,325	105
Total		15,902
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Money market funds	285,079
Derivative assets	0	0
Total	285,079
Liabilities:
Redeemable convertible preferred stock warrant liability		0	0
Derivative liabilities	0	0
Total		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Money market funds	0
Derivative assets	5,313	316
Total	191,817
Liabilities:
Redeemable convertible preferred stock warrant liability		0	0
Derivative liabilities	2,325	105
Total		105
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Money market funds	0
Derivative assets	0	0
Total	0
Liabilities:
Redeemable convertible preferred stock warrant liability		15,797	$ 4,028
Derivative liabilities	0	0
Total		$ 15,797
Fair Value, Measurements, Recurring [Member] | U.S. government agencies [Member]
Assets:
Available for sale securities	105,542
Fair Value, Measurements, Recurring [Member] | U.S. government agencies [Member] | Level 1 [Member]
Assets:
Available for sale securities	0
Fair Value, Measurements, Recurring [Member] | U.S. government agencies [Member] | Level 2 [Member]
Assets:
Available for sale securities	105,542
Fair Value, Measurements, Recurring [Member] | U.S. government agencies [Member] | Level 3 [Member]
Assets:
Available for sale securities	0
Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Assets:
Available for sale securities	80,962
Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member] | Level 1 [Member]
Assets:
Available for sale securities	0
Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member] | Level 2 [Member]
Assets:
Available for sale securities	80,962
Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member] | Level 3 [Member]
Assets:
Available for sale securities	$ 0